1940 Act
Rule 30b2-1

VIA EDGAR

March 10, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Nassau Life and Annuity Variable Universal Life Account

File No. 811-07835, CIK 0001023809

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSR with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2/21/2023
The Alger Portfolios	0000832566	2/28/2023
ALPS Variable Investment Trust	0001382990	2/28/2023
SunAmerica Series Trust	0000892538	3/10/2023
Calvert Variable Products, Inc.	0000743773	2/27/2023
Deutsche Investments VIT Funds	0001006373	2/24/2023
Federated Insurance Series	0000912577	2/23/2023
Franklin Templeton Variable Insurance Products Trust	0000837274	2/28/2023
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	2/28/2023
Lazard Retirement Series, Inc.	0001033669	2/27/2023
Lord Abbett Series Fund, Inc	0000855396	2/24/2023
Neuberger Berman Advisers Management Trust - Class S	0000736913	2/17/2023
PIMCO Variable Insurance Trust-Advisor Class	0001047304	3/01/2023
Rydex Variable Trust	0001064046	3/06/2023
Touchstone Variable Series Trust	0000920547	3/01/2023
Variable Insurance Products Fund	0000356494	2/21/2023
Variable Insurance Products Fund II	0000831016	2/21/2023
Variable Insurance Products Fund III	0000927384	2/21/2023
Variable Insurance Products Fund V	0000823535	2/21/2023
Virtus Variable Insurance Trust	0000792359	3/03/2023
Wanger Advisors Trust	0000929521	3/06/2023

/s/Ping Shao

Ping Shao

2VP, Deputy Chief Compliance Officer

Nassau Life Insurance Company